February 26, 2025

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington D.C. 20549

Re:    Diamond Hill Funds
    File Nos. 333-22075 and 811-08061

Ladies and Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, the undersigned certifies that (i) the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Diamond Hill Funds registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 86) has been filed electronically with the U.S. Securities and Exchange Commission on February 25, 2025.

If you have any questions or require any further information, please contact the undersigned at (614) 255-5986.

Very truly yours,

/s/ Karen R. Colvin
Karen R. Colvin
Secretary